Other non-financial liabilities (Detail) - USD ($) $ in Millions		Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020
Other Non-Financial Liabilities [Line Items]
Compensation-related liabilities		$ 5,959	$ 4,938	$ 7,468
of which: Deferred Contingent Capital Plan		1,500	1,420	1,858
of which: financial advisor compensation plans		1,314	1,203	1,500
of which: other compensation plans		1,830	1,125	2,740
of which: net defined benefit liability		666	654	722
of which: other compensation-related liabilities	[1]	650	536	648
Deferred tax liabilities		392	329	564
Current tax liabilities		1,250	1,122	1,009
VAT and other tax payables		597	667	523
Deferred income		262	225	228
Other		116	111	61
Total other non-financial liabilities		$ 8,576	$ 7,391	$ 9,854

[1]	Includes liabilities for payroll taxes and untaken vacation.